Equity (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of activity for noncontrolling interests
Beginning balance			$ 19,735,946	$ 17,511,838	$ 17,511,838	$ 21,786,577	$ 18,577,800
Repurchase of noncontrolling interests						(102,964)
Contribution of noncontrolling interests					8,095,303		7,788,990
Distributions to noncontrolling interests					(2,730,432)	(2,333,749)	(2,135,649)
Allocated distributions to noncontrolling interests subject to redemption					(49,245)	(98,921)	(169,775)
Net loss	(147,000)	(62,000)	(701,000)	(1,089,000)	(3,091,518)	(1,739,105)	(2,274,789)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance			1,363,000		8,334,571		7,788,990
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders			2,275,000		2,730,432	2,333,749	2,135,649
Distributions for Redeemable NCI			11,000		49,245	98,921	169,775
Net Loss Including Distributions to Redeemable Noncontrolling Interests Attributable to Common Stockholders			(19,353,000)		(27,756,000)
Ending balance					19,735,946	17,511,838	21,786,577
Non-controlling Interests
Schedule of activity for noncontrolling interests
Beginning balance			19,736,000	17,512,000	17,512,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance			1,504,000		8,095,303		7,788,990
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders			2,275,000		2,730,432	2,333,749	2,135,649
Distributions for Redeemable NCI			11,000		49,245	98,921	169,775
Net Loss Including Distributions to Redeemable Noncontrolling Interests Attributable to Common Stockholders			(701,000)		(3,092,000)
Ending balance	$ 18,253,000		$ 18,253,000		$ 19,736,000	$ 17,512,000